Property, Equipment and Software, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 105,429	$ 15,076	¥ 110,029	¥ 105,409
Property, equipment and software
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 71,000		¥ 75,600	¥ 71,000